Employee Benefit Plans Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	$ (83)	$ (78)
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(35)	(57)
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(20)	(21)
Other Noncurrent Assets [Member] | Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	0	0
Other Noncurrent Assets [Member] | U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	0	0
Other Noncurrent Assets [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	7	9
Other Liabilities [Member] | Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(83)	(78)
Other Liabilities [Member] | U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	(35)	(57)
Other Liabilities [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position	$ (27)	$ (30)